UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
"Washington, D.C. 20549

FORM 24f-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2
1.	Name and address of issuer:
The AllianceBernstein Portfolios
1345 Avenue of the Americas
New York, New York  10105
2.	The name of each series of
class of securities for which this
Form is filed (If the Form is being
filed for all series and classes
of the issuer, check the box but
do not list series or classes):
Fund name:
AllianceBernstein Growth Fund
3.	Investment Company Act
File Number:
811-05088
Securities Act File Number :
033-12988
4(a).	Last Day of Fiscal Year
for which this Form is filed:
July 31, 2012
4(b).Check box if this Form is
being filed late (i.e., more
than 90 calendar days after the
end of the issuer's fiscal year).
4(c). Check box if this is the
last time the issuer will be filing
this Form.
5.	Calculation of registration
fee:
(i)	Aggregate sale price of
securities sold during the fiscal
year pursuant to section 24 (f):
$15,222,668
(ii)	Aggregate sale price of
securities redeemed or repurchased
during the fiscal year:
$97,122,541
(iii)	Aggregate price of
securities redeemed or repurchased
during any prior fiscal year ending
no earlier than October 11, 1995
that were not previously used to reduce
registration fees payable to the
Commission:
$3,572,054,516
(iv)	Total available redemption
credits [add Items 5(ii) and 5(iii)]:
-	" $3,669,177,057
(v)	Net Sales:
$-
(vi)	Redemption credits available
for use in future years:
" $(3,653,954,389)"
(vii)	Multiplier for determining
registration fee:
x	0.0001364
(viii)	Registration Fee Due:
=	$0.00
6.	Prepaid Shares
If the response to Item 5(i) was
determined by deducting an amount of
securities that were registered
under the Securities Act of 1933
pursuant to rule 24e-2 as in
effect before October 11, 1997,
then report the amount of
securities (number of shares or
other units) deducted here:
-
If there is a number of shares
or other units that were registered
pursuant to rule 24e-2 remaining
unsold at the end of the fiscal year
for which this form is filed that are
available for use by the issuer in
future fiscal years, then state
that number here:
-
7.	Interest due -- if this Form
is being filed more than 90 days
after the end of the issuer's fiscal
year:
+	 $-
8.	Total amount of the registration
fee due plus any interest due [line
5(viii) plus line 7]:
$-
9.	Date the registration fee
and any interest payment was sent to
the Commission's lockbox depository:
N/A
Method of Delivery:
x	Wire Transfer
Mail or other means
SIGNATURES
This report has been signed below
by the following persons on behalf
of the issuer and in the capacities
and on the date indicated.
By (Signature and Title)*:
Phyllis J. Clarke, Controller
Date: October 17, 2012
*  Please print or type the name and
title of the signing officer below
the signature.